Average Annual Total Returns - FidelitySAIInternationalIndexFunds-ComboPRO - FidelitySAIInternationalIndexFunds-ComboPRO - Fidelity SAI Emerging Markets Value Index Fund	Dec. 30, 2022
Fidelity SAI Emerging Markets Value Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	6.03%
Since Inception	25.97%
Fidelity SAI Emerging Markets Value Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	4.59%
Since Inception	24.64%
Fidelity SAI Emerging Markets Value Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	4.19%
Since Inception	19.90%
IXXJH
Average Annual Return:
Past 1 year	6.84%
Since Inception	27.28%	[1]

[1]	A From May 12, 2020